Intangible Assets	12 Months Ended
May 31, 2023
Unique Logistics International, Inc. [Member]
Intangible Assets [Line Items]
INTANGIBLE ASSETS

5. INTANGIBLE ASSETS

Intangible assets consist of the following at May 31, 2023 and 2022:

	May 31, 2023	May 31, 2022
Trade names/trademarks	$806,000	$806,000
Customer relationships	13,925,000	7,633,000
Non-compete agreements	536,000	313,000
	15,267,000	8,752,000
Less: Accumulated amortization	(2,401,907)	(1,414,296)
	$12,865,093	$7,337,704

Amortizable intangible assets, including tradenames and non-compete agreements, are amortized on a straight-line basis over 3 to 10 years. Customer relationships are amortized on a straight-line basis over 12 to 15 years. For the years ended May 31, 2023 and 2022, amortization expense related to the intangible assets was $987,611 and $707,149, respectively. As of May 31, 2023, the weighted average remaining useful lives of these assets were 6.33 years.

Estimated amortization expense for the next five years and thereafter is as follows:

Twelve Months Ending May 31,
2024	1,668,921
2025	1,501,671
2026	1,501,671
2027	1,501,671
2028	1,501,671
Thereafter	5,189,488
$12,865,093